UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Management L.L.C.

Address:    101 Park Avenue
            New York, NY 10178

13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Elouise P. Manhertz
Title:      Chief Financial Officer
Phone:      (212)984-8869

Signature, Place and Date of Signing:


/s/Elouise Manhertz             New York, New York              May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $387,287
                                       (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------   -----  ----      ------ ----
AMAZON COM INC                COM              023135106  27,083       150,350 SH         SOLE                  150,350  0      0
APPLE INC                     COM              037833100  28,274        81,130 SH         SOLE                   81,130  0      0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  18,170       525,000 SH         SOLE                  525,000  0      0
CANADIAN NAT RES LTD          COM              136385101  17,431       352,900 SH         SOLE                  352,900  0      0
CARDIOME PHARMA CORP          COM NEW          14159U202  10,838     2,532,340 SH         SOLE                2,532,340  0      0
CARNIVAL CORP                 PAIRED CTF       143658300     382         9,950 SH         SOLE                    9,950  0      0
CHINACACHE INTL HLDG LTD      SPON ADR         16950M107   8,648       474,359 SH         SOLE                  474,359  0      0
DIGITALGLOBE INC              COM NEW          25389M877  15,861       565,862 SH         SOLE                  565,862  0      0
E M C CORP MASS               COM              268648102  16,714       629,300 SH         SOLE                  629,300  0      0
GOLDMAN SACHS GROUP INC       COM              38141G104  22,759       143,500 SH         SOLE                  143,500  0      0
GOOGLE INC                    CL A             38259P508  22,209        37,850 SH         SOLE                   37,850  0      0
LCA-VISION INC                COM PAR $.001    501803308  10,900     1,614,796 SH         SOLE                1,614,796  0      0
LYONDELLBASEL INDUSTRIES N    SHS - A -        N53745100  19,933       504,000 SH         SOLE                  504,000  0      0
MASTERCARD INC                CL A             57636Q104  21,995        87,380 SH         SOLE                   87,380  0      0
NEXEN INC                     COM              65334H102   2,278        91,400 SH         SOLE                   91,400  0      0
PETROLEUM DEV CORP            COM              716578109  17,236       359,000 SH         SOLE                  359,000  0      0
QUALCOMM INC                  COM              747525103  17,381       317,000 SH         SOLE                  317,000  0      0
RYANAIR HLDGS PLC             SPONSORED ADR    783513104   3,698       133,022 SH         SOLE                  133,022  0      0
SEALED AIR CORP NEW           COM              81211K100   1,296        48,600 SH         SOLE                   48,600  0      0
SMURFIT-STONE CONTAINER CORP  COM              83272A104  17,441       451,245 SH         SOLE                  451,245  0      0
SONOCO PRODS CO               COM              835495102     865        23,870 SH         SOLE                   23,870  0      0
SUNCOR ENERGY INC NEW         COM              867224107   3,072        68,500 SH         SOLE                   68,500  0      0
THERAVANCE INC                COM              88338T104   5,127       211,686 SH         SOLE                  211,686  0      0
TIME WARNER CABLE INC         COM              88732J207  18,691       262,000 SH         SOLE                  262,000  0      0
VALEANT PHARMACEUTICALS INTL  COM              91911K102  22,365       449,000 SH         SOLE                  449,000  0      0
VISA INC                      COM CL A         92826C839  19,701       267,600 SH         SOLE                  267,600  0      0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS    929352102  16,941     1,095,772 SH         SOLE                1,095,772  0      0

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